Accounts Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Receivables [Abstract]
Schedule of accounts receivable
	September 30,	December 31,
	2022	2021
Accounts receivable	$11,744,147	$12,710,362
Less: Allowance for credit losses	(1,071,410)	(1,276,858)
Total, net	$10,672,737	$11,433,504

	December 31, 2021	December 31, 2020

Accounts receivable	$12,710,362	$14,763,516
Less: Allowance for doubtful accounts	(1,276,858)	(1,307,965)
Total, net	$11,433,504	$13,455,551